Schedule of Investments (unaudited)
June 30, 2024
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 44.6%
BlackRock Unconstrained Equity Fund, Class K(b)	842,688	$ 12,176,839
iShares Core S&P 500 ETF	138,660	75,878,912
iShares MSCI EAFE Growth ETF(c)	293,671	30,042,543
iShares MSCI EAFE Value ETF	236,316	12,534,201
iShares MSCI Emerging Markets ex China ETF	213,832	12,658,854
iShares MSCI U.S.A. Momentum Factor ETF(c)	65,457	12,755,605
iShares MSCI U.S.A. Quality Factor ETF	294,739	50,329,632
iShares S&P 500 Growth ETF(c)	489,663	45,313,414
iShares S&P 500 Value ETF	69,390	12,629,674
iShares U.S. Technology ETF	87,990	13,242,495
		277,562,169
Fixed-Income Funds — 55.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,291,986	49,585,909
BlackRock U.S. Mortgage Portfolio	4,165,675	36,657,937
iShares 20+ Year Treasury Bond ETF	335,120	30,757,314
iShares Convertible Bond ETF	155,739	12,245,758
iShares Core Total USD Bond Market ETF	1,638,229	74,080,715
iShares Investment Grade Systematic Bond ETF	553,598	24,557,607
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	133,811	11,839,597
iShares TIPS Bond ETF	169,366	18,084,902
Master Total Return Portfolio	$ 87,136,365	87,136,365
		344,946,104
Total Long-Term Investments — 100.1% (Cost: $589,659,575)		622,508,273
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(a)(d)(e)	38,476,028	$ 38,487,571
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(d)	35,957	35,957
Total Short-Term Securities — 6.2% (Cost: $38,525,729)		38,523,528
Total Investments — 106.3% (Cost: $628,185,304)		661,031,801
Liabilities in Excess of Other Assets — (6.3)%		(39,101,914)
Net Assets — 100.0%		$ 621,929,887
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 38,485,536(a)	$ —	$ 4,236	$ (2,201)	$ 38,487,571	38,476,028	$ 36,315(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	11,858,324	210,504	(12,984,341)	155,546	759,967	—	—	140,884	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	967,261	—	(931,304)(a)	—	—	35,957	35,957	17,661	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ —	$ 51,188,792	$ (1,544,824)	$ (10,688)	$ (47,371)	$ 49,585,909	5,291,986	$ 736,627	$ —
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	38,527,758	493,184	(46,646,027)	10,420,103	(2,795,018)	—	—	266,916	—
BlackRock U.S. Mortgage Portfolio	20,077,656	18,050,738	(2,151,933)	(59,038)	740,514	36,657,937	4,165,675	1,140,355	—
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	12,607,458	(12,283,491)	(323,967)	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	11,951,977	(63,665)	2,239	286,288	12,176,839	842,688	—	—
iShares 20+ Year Treasury Bond ETF	29,977,486	4,404,181	(5,051,672)	(492,772)	1,920,091	30,757,314	335,120	963,021	—
iShares Convertible Bond ETF	—	12,704,819	(386,176)	(7,081)	(65,804)	12,245,758	155,739	67,854	—
iShares Core S&P 500 ETF	83,898,598	30,472,964	(64,382,040)	9,521,352	16,368,038	75,878,912	138,660	988,742	—
iShares Core S&P Mid-Cap ETF(c)	5,660,744	—	(5,478,217)	(659,210)	476,683	—	—	—	—
iShares Core Total USD Bond Market ETF	68,977,286	30,163,650	(26,470,277)	(1,194,910)	2,604,966	74,080,715	1,638,229	2,040,624	—
iShares Global Energy ETF(c)	—	6,013,013	(5,918,062)	(94,951)	—	—	—	87,930	—
iShares High Yield Systematic Bond ETF(c)	—	9,485,404	(9,364,689)	(120,715)	—	—	—	96,242	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	23,594,675	50,546,361	(75,845,647)	386,482	1,318,129	—	—	358,408	—
iShares Investment Grade Systematic Bond ETF	—	24,777,775	(127,337)	210	(93,041)	24,557,607	553,598	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,167,132	5,910,390	(672,319)	(3,731)	438,125	11,839,597	133,811	302,538	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Growth ETF	$ 22,493,059	$ 14,969,389	$ (9,494,988)	$ 435,139	$ 1,639,944	$ 30,042,543	293,671	$ 374,613	$ —
iShares MSCI EAFE Value ETF	26,290,970	1,029,144	(17,142,882)	1,110,702	1,246,267	12,534,201	236,316	820,428	—
iShares MSCI Emerging Markets ex China ETF	—	12,707,221	(385,853)	(4,289)	341,775	12,658,854	213,832	104,590	—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	6,124,289	—	(6,117,801)	(122,489)	116,001	—	—	—	—
iShares MSCI U.S.A. Momentum Factor ETF	—	12,508,132	(386,180)	(4,275)	637,928	12,755,605	65,457	23,902	—
iShares MSCI U.S.A. Quality Factor ETF	26,755,347	36,530,904	(20,001,748)	3,717,479	3,327,650	50,329,632	294,739	319,873	—
iShares S&P 100 ETF(c)	—	8,735,467	(10,015,380)	1,279,913	—	—	—	28,263	—
iShares S&P 500 Growth ETF	5,834,379	43,150,730	(7,447,315)	601,700	3,173,920	45,313,414	489,663	73,046	—
iShares S&P 500 Value ETF	—	15,807,350	(3,845,246)	142,817	524,753	12,629,674	69,390	119,641	—
iShares TIPS Bond ETF	15,093,023	3,832,404	(1,291,266)	(19,034)	469,775	18,084,902	169,366	371,978	—
iShares Treasury Floating Rate Bond ETF(c)	49,954,951	1,470,669	(51,285,111)	(20,448)	(120,061)	—	—	1,200,076	—
iShares U.S. Technology ETF	6,060,809	4,565,869	(837,409)	43,376	3,409,850	13,242,495	87,990	30,357	—
Master Total Return Portfolio	142,595,730	—	(59,819,724)(a)(d)	(2,237,827)	6,598,186	87,136,365	$87,136,365	4,936,453	—
SL Liquidity Series, LLC, Money Market Series(c)	23,840,460	—	(23,843,926)(a)	3,472	(6)	—	—	89,010(b)	—
				$ 22,449,341	$ 43,275,348	$ 661,031,801		$ 15,736,347	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 535,371,908	$ —	$ —	$ 535,371,908
Short-Term Securities
Money Market Funds	38,523,528	—	—	38,523,528
	$ 573,895,436	$ —	$ —	573,895,436
Investments valued at NAV(a)				87,136,365
				$ 661,031,801
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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